EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated April 1, 2022, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 244 (“Amendment No. 244”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 244 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-22-000437) on March 29, 2022.

Eaton Vance Focused Global Opportunities Fund

Eaton Vance International Small-Cap Fund

                 EATON VANCE GROWTH TRUST

                 By: /s/ Jill R. Damon

                 Jill R. Damon

                 Secretary

Date: April 5, 2022